Seward & Kissel LLP
1200 G Street, N.W.
Suite 350
Washington, DC  20005

Telephone: (202) 737-8833
Facsimile: (202) 737-5184

October 18, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:           Pre-Effective Amendment No. 2 to the
Registration Statement of Vericimetry Funds
File Nos. 333-175410; 811-22578

Dear Sir/Madam:

Filed herewith, on behalf of Vericimetry Funds (the "Trust"), is Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A.

Pre-Effective Amendment No. 2 is being filed for the purpose of responding to the staff's comments to the Pre-Effective Amendment No. 1 to the initial registration statement filed on August 19, 2011.

Please direct any comments or questions to the undersigned at (202) 737-8833.

Sincerely,
/s/ Bibb L. Strench Bibb L. Strench

Enclosure